CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 27,821	$ 35,414	$ 102,599
Prepaid Expenses	13,045	9,166	9,450
Loan origination costs		21,951	3,473
Total current assets	40,866	44,580	115,522
Property and equipment, net	5,629	3,647	5,109
Total assets	46,495	48,227	120,631
Current liabilities:
Accounts Payable	210,055	188,265	147,491
Accounts payable, related parties	52,244	54,668	25,299
Accrued interest	43,330	7,792	721
Accrued interest, related parties	2,970	1,170
Judgment payable	340,647
Convertible notes payable, net of discounts of $45,450 and $245,345 at September 30, 2016 and December 31, 2015, respectively	184,470	42,655	14,879
Notes payable, related parties	30,000	30,000
Total current liabilities	863,716	324,550	188,390
Total liabilities	863,716	324,550	188,390
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 and -0- shares issued and outstanding at September 30, 2016 and December 31, 2015, respectively	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 185,858,819 and 82,331,062 shares issued and outstanding at September 30, 2016 and December 31, 2015, respectively	1,859	823	218
Additional paid in capital	11,529,099	10,500,651	8,127,649
Accumulated deficit	(12,350,179)	(10,777,797)	(8,195,626)
Total stockholders' equity (deficit)	(817,221)	(276,323)	(67,759)
Total liabilities and stockholders' equity (deficit)	$ 46,495	$ 48,227	$ 120,631